UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Hilltop Park Associates LLC

Address:    410 Park Avenue, 6th Floor
            New York, New York  10022

13F File Number:  028-13771

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jason Siegel
Title:  Chief Operating Officer
Phone:  (212) 644-4030


Signature, Place and Date of Signing:


/s/ Jason Siegel                New York, New York          February 14, 2013
--------------------        --------------------------   -----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       28

Form 13F Information Table Value Total:       $59,087
                                              (thousands)


List of Other Included Managers:


No.        Form 13F File Number             Name

(1)        021-134078                       Hilltop Park Fund QP LP


                                                 FORM 13F INFORMATION TABLE
                                                 Hilltop Park Associates LLC
                                                      December 31, 2012


COLUMN 1                        COLUMN  2       COLUMN 3    COLUMN 4      COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8

                                TITLE                          VALUE   SHRS OR  SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS        CUSIP        (X$1000)  PRN AMT  PRN CALL   DISCRETION  MANAGERS   SOLE   SHARED NONE
--------------                 ---------       ------       --------- -------- ---------  ----------- ---------  -----  ------------

ALCATEL-LUCENT                  SPONSORED ADR   013904305        695  500,000   SH          DEFINED      (1)      500,000
ALPHA NATURAL RESOURCES INC     COM             02076X102        974  100,000   SH          DEFINED      (1)      100,000
AMERICAN INTL GROUP INC         COM NEW         026874784     12,355  350,000   SH          DEFINED      (1)      350,000
AMERISTAR CASINOS INC           COM             03070Q101        223    8,500        CALL   DEFINED      (1)        8,500
BANK OF AMERICA CORPORATION     COM             060505104        871   75,000   SH          DEFINED      (1)       75,000
BARNES & NOBLE INC              COM             067774109      1,509  100,000   SH          DEFINED      (1)      100,000
CIENA CORP                      COM NEW         171779309        785   50,000   SH          DEFINED      (1)       50,000
CISCO SYS INC                   COM             17275R102      1,965  100,000   SH          DEFINED      (1)      100,000
CITIGROUP INC                   COM NEW         172967424      1,978   50,000   SH          DEFINED      (1)       50,000
FACEBOOK INC                    CL A            30303M102      1,331   50,000   SH          DEFINED      (1)       50,000
FAIRCHILD SEMICONDUCTOR INTL    COM             303726103        864   60,000   SH          DEFINED      (1)       60,000
FLOWSERVE CORP                  COM             34354P105      3,670   25,000   SH          DEFINED      (1)       25,000
FLUOR CORP NEW                  COM             343412102      2,937   50,000   SH          DEFINED      (1)       50,000
FORD MTR CO DEL                 COM PAR $0.01   345370860        648   50,000   SH          DEFINED      (1)       50,000
GARDNER DENVER INC              COM             365558105      1,028   15,000   SH          DEFINED      (1)       15,000
GULFPORT ENERGY CORP            COM NEW         402635304      2,675   70,000   SH          DEFINED      (1)       70,000
INFORMATICA CORP                COM             45666Q102        606   20,000   SH          DEFINED      (1)       20,000
ISHARES INC                     MSCI BRAZIL     464286400      2,797   50,000   SH          DEFINED      (1)       50,000
ISHARES INC                     MSCI SPAIN      464286764      4,539  150,000   SH          DEFINED      (1)      150,000
JACOBS ENGR GROUP INC DEL       COM             469814107      2,129   50,000   SH          DEFINED      (1)       50,000
JDS UNIPHASE CORP               COM PAR $0.001  46612J507      1,350  100,000   SH          DEFINED      (1)      100,000
MICRON TECHNOLOGY INC           COM             595112103      1,902  300,000   SH          DEFINED      (1)      300,000
ORACLE CORP                     COM             68389X105      1,666   50,000   SH          DEFINED      (1)       50,000
SBA COMMUNICATIONS CORP         COM             78388J106      2,129   30,000   SH          DEFINED      (1)       30,000
SPDR SERIES TRUST               S&P METALS MNG  78464A755      3,610   80,000   SH          DEFINED      (1)       80,000
TRIANGLE PETE CORP              COM NEW         89600B201        949  158,400   SH          DEFINED      (1)      158,400
UNITED STATES STL CORP NEW      COM             912909108      1,193   50,000   SH          DEFINED      (1)       50,000
WELLS FARGO & CO NEW            COM             949746101      1,709   50,000   SH          DEFINED      (1)       50,000

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